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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MatlinPatterson Capital Management L.P.
                  520 Madison Avenue
                  New York, NY 10022-4213

Form 13F File Number:      028-12832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert H. Weiss
Title: General Counsel of MatlinPatterson Capital Management GP LLC, its general partner
Phone:     (212) 651-9525

Signature, Place, and Date of Signing:

 /s/ Robert H. Weiss                   New York, NY            November 13, 2008
---------------------------      ------------------------      -----------------
        [Signature]                    [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


Report Summary:

Number of Other Included Managers:                                         0
                                                          ------------------

Form 13F Information Table Entry Total:                                   45
                                                          ------------------

Form 13F Information Table Value Total:                             $144,181
                                                          ------------------
                                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.                        NAME
         ----------                 ------------------------

         None.


                                              MatlinPatterson Capital Management L.P.
                                                     Form 13F Information Table
                                                  Quarter ended September 30, 2008

                                                                                      Investment Discretion        Voting Authority

                                                   Fair Market   Shares or
                          Title of        Cusip       Value      Principal SH/  Put/      Shared  Shared  Other
Issuer                    of Class        Number  (in thousands)  Amount   PRN  Call Sole Defined Other   Managers  Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
ALLEGHENY ENERGY, INC.      COM          017361106    $3,199         870   SH   CALL  X                               X
------------------------------------------------------------------------------------------------------------------------------------
CANADIAN SUPERIOR ENERGY
INC                         COM          136644101      $498     199,900   SH         X                               X
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL ONE FINANCIAL CORP  COM          14040H105    $3,315         650   SH   PUT   X                               X
------------------------------------------------------------------------------------------------------------------------------------
CARNIVAL CORPORATION        PAIRED CTF   143658300    $1,768         500   SH   CALL  X                               X
------------------------------------------------------------------------------------------------------------------------------------
CARNIVAL CORPORATION        PAIRED CTF   143658300    $3,535       1,000   SH   PUT   X                               X
------------------------------------------------------------------------------------------------------------------------------------
CHENIERE ENERGY INC         COM NEW      16411R208       $45         200   SH   CALL  X                               X
------------------------------------------------------------------------------------------------------------------------------------
CHENIERE ENERGY INC         NOTE 2.250%  16411RAE9    $4,286  27,000,000  PRN         X                               X
------------------------------------------------------------------------------------------------------------------------------------
CHESAPEAKE ENERGY
CORPORATION                 COM          165167107    $1,793         500   SH   CALL  X                               X
------------------------------------------------------------------------------------------------------------------------------------
CLEAN ENERGY FUELS CORP     COM          184499101      $391      27,627   SH         X                               X
------------------------------------------------------------------------------------------------------------------------------------
COVANTA HOLDING CORP        COM          22282E102    $2,993       1,250   SH   PUT   X                               X
------------------------------------------------------------------------------------------------------------------------------------
CVR ENERGY, INC.            COM          12662P108      $721      84,641   SH         X                               X
------------------------------------------------------------------------------------------------------------------------------------
DAIMLER AG                  REG SHS      D1668R123    $3,535         700   SH   PUT   X                               X
------------------------------------------------------------------------------------------------------------------------------------
DAIMLER AG                  REG SHS      D1668R123      $631      12,500   SH         X                               X
------------------------------------------------------------------------------------------------------------------------------------
DYNEGY INC.                 CL A         26817G102    $8,430   2,354,800   SH         X                               X
------------------------------------------------------------------------------------------------------------------------------------
ETHAN ALLEN INTERIORS,
INC                         COM          297602104      $420      15,000   SH         X                               X
------------------------------------------------------------------------------------------------------------------------------------
FRONTIER OIL CORP           COM          35914P105      $737         400   SH   CALL  X                               X
------------------------------------------------------------------------------------------------------------------------------------
GASTAR EXPLORATION LTD      COM          367299104    $5,374   4,133,470   SH         X                               X
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC CO         COM          369604103   $10,200       4,000   SH   PUT   X                               X
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROUP, INC    COM          38141G104    $8,960         700   SH   PUT   X                               X
------------------------------------------------------------------------------------------------------------------------------------



                                                                                      Investment Discretion        Voting Authority

                                                   Fair Market   Shares or
                          Title of        Cusip       Value      Principal SH/  Put/      Shared  Shared  Other
Issuer                    of Class        Number  (in thousands)  Amount   PRN  Call Sole Defined Other   Managers  Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
GRAFTECH INTERNATIONAL LTD  COM          384313102    $1,058         700   SH   CALL  X                               X
------------------------------------------------------------------------------------------------------------------------------------
GRAFTECH INTERNATIONAL LTD  COM          384313102    $4,179     276,600   SH         X                               X
------------------------------------------------------------------------------------------------------------------------------------
HORIZON LINES, INC.         COM          44044K101    $2,502     253,500   SH         X                               X
------------------------------------------------------------------------------------------------------------------------------------
ISHARES SILVER TRUST        ISHARES      46428Q109    $1,007      85,000   SH         X                               X
------------------------------------------------------------------------------------------------------------------------------------
JONES SODA CO.              COM          48023P106      $633     445,931   SH         X                               X
------------------------------------------------------------------------------------------------------------------------------------
LEAP WIRELESS INTL INC      COM NEW      521863308      $503         132   SH   CALL  X                               X
------------------------------------------------------------------------------------------------------------------------------------
LEVEL 3 COMMUNICATIONS,
INC.                        NOTE 3.500%  52729NBK5    $2,119   3,000,000  PRN         X                               X
------------------------------------------------------------------------------------------------------------------------------------
MERCER INTERNATIONAL INC    COM          588056101      $518     141,579   SH         X                               X
------------------------------------------------------------------------------------------------------------------------------------
RELIANT ENERGY, INC.        COM          75952B105    $1,470       2,000   SH   CALL  X                               X
------------------------------------------------------------------------------------------------------------------------------------
ROSS STORES, INC            COM          778296103    $2,577         700   SH   PUT   X                               X
------------------------------------------------------------------------------------------------------------------------------------
SEARS HOLDINGS CORPORATION  COM          812350106    $8,798         941   SH   PUT   X                               X
------------------------------------------------------------------------------------------------------------------------------------
SIMON PROPERTY GROUP INC    COM          828806109    $4,850         500   SH   PUT   X                               X
------------------------------------------------------------------------------------------------------------------------------------
SLM CORPORATION             COM          78442P106    $2,468       2,000   SH   PUT   X                               X
------------------------------------------------------------------------------------------------------------------------------------
SMITH & WESSON HOLDING CORP COM          831756101      $991     264,974   SH         X                               X
------------------------------------------------------------------------------------------------------------------------------------
SPDR GOLD TRUST ETF         GOLD SHS     78463V107    $6,380         750   SH   CALL  X                               X
------------------------------------------------------------------------------------------------------------------------------------
SPDR GOLD TRUST ETF         GOLD SHS     78463V107    $1,276      15,000   SH         X                               X
------------------------------------------------------------------------------------------------------------------------------------
THE HOME DEPOT, INC.        COM          437076102    $4,013       1,550   SH   PUT   X                               X
------------------------------------------------------------------------------------------------------------------------------------
TIFFANY & CO                COM          886547108    $1,332         375   SH   PUT   X                               X
------------------------------------------------------------------------------------------------------------------------------------
TOREADOR RES CORP           COM          891050106   $20,155   2,241,880   SH         X                               X
------------------------------------------------------------------------------------------------------------------------------------
TRAVELCENTERS OF AMERICA
LLC                         COM          894174101    $3,416   1,198,560   SH         X                               X
------------------------------------------------------------------------------------------------------------------------------------
URBAN OUTFITTERS INC        COM          917047102    $1,275         400   SH   PUT   X                               X
------------------------------------------------------------------------------------------------------------------------------------
USG CORP                    COM NEW      903293405    $1,024         400   SH   PUT   X                               X
------------------------------------------------------------------------------------------------------------------------------------
VALERO ENERGY CORPORATION
NEW                         COM          91913Y100      $909         300   SH   CALL  X                               X
------------------------------------------------------------------------------------------------------------------------------------



                                                                                      Investment Discretion        Voting Authority

                                                   Fair Market   Shares or
                          Title of        Cusip       Value      Principal SH/  Put/      Shared  Shared  Other
Issuer                    of Class        Number  (in thousands)  Amount   PRN  Call Sole Defined Other   Managers  Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
VALERO ENERGY CORPORATION
NEW                         COM          91913Y100    $4,790       1,581   SH   PUT   X                               X
------------------------------------------------------------------------------------------------------------------------------------
VALERO ENERGY CORPORATION
NEW                         COM          91913Y100    $5,066     167,200   SH         X                               X
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON MUTUAL, INC.     COM          939322103       $41     500,000   SH         X                               X
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                             $144,181
(in thousands)
